INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Funds investments in operating (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 22,606,384		$ 48,344,537
Cumulative distributions from operating limited partnerships	(75,466)		(266,608)
Cumulative impairment loss in investments in operating limited partnerships	(13,255,787)		(32,206,478)
Cumulative losses from operating limited partnerships	(9,275,131)		(15,871,451)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2021 (see note A).	(379,148)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,471,319)		(11,880,114)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	331,285		331,285
Cumulative impairment loss in investments in operating limited partnerships	13,255,787		32,206,478
Other	(85,346)		336,086
Equity per operating limited partnerships' combined financial statements	9,651,259	$ 9,651,259	20,608,918	$ 20,608,918
Series 47
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		7,135,011
Cumulative distributions from operating limited partnerships	0		(28,500)
Cumulative impairment loss in investments in operating limited partnerships	0		(5,310,652)
Cumulative losses from operating limited partnerships	0		(1,795,859)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2021 (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(769,653)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		5,310,652
Other	0		(89,809)
Equity per operating limited partnerships' combined financial statements	0	0	4,451,190	4,451,190
Series 48
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	587,485		2,970,934
Cumulative distributions from operating limited partnerships	(1,561)		(18,606)
Cumulative impairment loss in investments in operating limited partnerships	0		(2,249,326)
Cumulative losses from operating limited partnerships	(585,924)		(703,002)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2021 (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(384,422)		(303,091)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		2,249,326
Other	(4,739)		(79,803)
Equity per operating limited partnerships' combined financial statements	(389,161)	(389,161)	1,866,432	1,866,432
Series 49
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	22,018,899		38,238,592
Cumulative distributions from operating limited partnerships	(73,905)		(219,502)
Cumulative impairment loss in investments in operating limited partnerships	(13,255,787)		(24,646,500)
Cumulative losses from operating limited partnerships	(8,689,207)		(13,372,590)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2021 (see note A).	(379,148)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,086,897)		(10,807,370)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	331,285		331,285
Cumulative impairment loss in investments in operating limited partnerships	13,255,787		24,646,500
Other	(80,607)		505,698
Equity per operating limited partnerships' combined financial statements	$ 10,040,420	$ 10,040,420	$ 14,291,296	$ 14,291,296